Expense Example (USD $)	0 Months Ended
Feb. 01, 2013
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 691
Expense Example, with Redemption, 3 Years	973
Expense Example, with Redemption, 5 Years	1,276
Expense Example, with Redemption, 10 Years	2,133
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	699
Expense Example, with Redemption, 3 Years	953
Expense Example, with Redemption, 5 Years	1,333
Expense Example, with Redemption, 10 Years	2,178
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	2,458
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	965
Expense Example, with Redemption, 5 Years	1,252
Expense Example, with Redemption, 10 Years	2,070
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	944
Expense Example, with Redemption, 5 Years	1,309
Expense Example, with Redemption, 10 Years	2,114
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	644
Expense Example, with Redemption, 5 Years	1,109
Expense Example, with Redemption, 10 Years	2,396
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	957
Expense Example, with Redemption, 5 Years	1,241
Expense Example, with Redemption, 10 Years	2,047
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	636
Expense Example, with Redemption, 5 Years	1,097
Expense Example, with Redemption, 10 Years	2,374
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	950
Expense Example, with Redemption, 5 Years	1,232
Expense Example, with Redemption, 10 Years	2,033
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,288
Expense Example, with Redemption, 10 Years	2,077
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,360
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,008
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	701
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,280
Expense Example, with Redemption, 10 Years	2,051
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	628
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	2,335
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	962
Expense Example, with Redemption, 5 Years	1,247
Expense Example, with Redemption, 10 Years	2,059
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	641
Expense Example, with Redemption, 5 Years	1,104
Expense Example, with Redemption, 10 Years	2,386
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	669
Expense Example, with Redemption, 10 Years	1,482
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,405
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,372
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,332
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,173
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,019
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	1,719
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	748
Expense Example, with Redemption, 10 Years	1,651
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,629
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,614
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	1,588
(WFA Small to Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Investor
Expense Example:
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,642
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	709
Expense Example, with Redemption, 3 Years	1,086
Expense Example, with Redemption, 5 Years	1,487
Expense Example, with Redemption, 10 Years	2,603
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	770
Expense Example, with Redemption, 5 Years	1,348
Expense Example, with Redemption, 10 Years	2,919
(WFA Small to Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,973
(WFA Small to Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	740
Expense Example, with Redemption, 10 Years	$ 1,682